Trade and other receivables (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Current trade receivables	€ 1,764	€ 2,064
Non-current trade receivables	0	0
Trade receivables	1,764	2,064
Current Loans And Advances To Customers	1,924	2,855
Non-current Loans And Advances To Customers	277	300
Loans and advances to customers	2,201	3,155
Other current receivables	1,563	1,709
Other non-current receivables	1,605	2,076
Other receivables	3,168	3,785
Trade and other current receivables	5,251	6,628
Trade and other non-current receivables	1,882	2,376
Trade and other receivables	€ 7,133	€ 9,004